ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 - ACCOUNTS RECEIVABLE, NET

Accounts receivable, net was summarized as follows:

	As of June 30,
	2025	2024
Accounts receivable	$2,032,306	$3,578,741
Less: provision for credit losses	(43,521)	(93,218)
Accounts receivable, net	$1,988,785	$3,485,523

The changes in the provision for credit losses were as follows:

	For the Years Ended June 30,
	2025	2024	2023
Balance at beginning of the year	$93,218	$97,526	$4,974
Additions (reversal)	445,389	(4,118)	96,910
Reversal from sale of accounts receivable	(496,075)	-	-
Foreign exchange effect	989	(190)	(4,358)
Balance at the end of the year	$43,521	$93,218	$97,526

For the year ended June 30, 2025, the Company recognized credit loss of $445,389 and reversed credit loss of $496,075 from sale of accounts receivable. For the year ended June 30, 2024, the Company reversed credit loss of $4,118. For the year ended June 30, 2023, the Company recognized credit loss of $96,910.

In 2025, the Company sold accounts receivable which having an aggregate gross amount of $2.6 million and provision for credit losses totaling $0.5 million to a third party in exchange for cash proceeds of $1.0 million. Due to the financial distress of the third party, the Company has assessed that the likelihood of full recovery of the consideration was remote. As of issuance date, the Company has already received cash of $135,000, and the remaining proceeds will be collected before December 10, 2025. Loss incurred on the sale was $1.1 million and was reported as loss from sale of accounts receivable in the consolidated statements of operations and comprehensive (loss) income.

As of issuance date of consolidated financial statements, the Company has collected $1.5 million of its outstanding balance as of June 30, 2025.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)